Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases

Leases

The Company determines if an arrangement is a lease, or contains a lease, at the inception of the arrangement and evaluates whether the lease is an operating lease or a finance lease at the commencement date. The Company recognizes ROU lease assets and lease liabilities for operating and finance leases with initial terms greater than 12 months. Lease liabilities are calculated as the present value of fixed payments not yet paid at the measurement date and variable lease payments which are not based on an index or a rate, such as common area maintenance fees, taxes and insurance, are expensed as incurred. ROU assets represent our right to use an asset for the lease term, while lease liabilities represent our obligation to make lease payments. The ROU assets for operating and finance leases and liabilities are recognized based on the present value of fixed lease payments over the lease term at the lease commencement date. Since the interest rate implicit in the Company’s leases is not readily determinable, we use our incremental borrowing rate, which is estimated as the interest rate paid to borrow on a collateralized basis over a similar term, to determine the present value of our lease payments.

Operating lease ROU assets are recognized net of any lease prepayments and incentives. Lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Operating lease expense is recognized on a straight-line basis over the lease term.

Open Lending executed a noncancellable operating lease agreement with G&I VII Barton Skyway LP, a Delaware limited partnership (“Landlord”) to lease its current office space located at 1501 South MoPac Expressway, Suite 450, Austin, Texas 78746 for a period of 100 months starting on October 1, 2020. The Company moved into the new office space on September 1, 2020 for a period of 101 months, which is considered as the lease commencement date and period under ASC 842. The Company does not have a lease payment due until four months after the stated commencement date per the agreement. The lease provides us with an extension option for a period of 60 months beyond the end of the initial term, subject to specific conditions outlined in the agreement. Prior to its move-in to the new office, the Company had an operating lease agreement for its office space at 901 S. MoPac Expressway, Bldg. 1, Austin, Texas 78746, which ended on September 30, 2020.

For the years ended December 31, 2020, 2019 and 2018, the Company recorded the following lease expenses:

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Operating lease expense	$640	$380	$380
Variable lease payment	$289	$250	$229

Total lease expense	$929	$630	$609

Additional information related to the operating lease for the period the Company adopted ASC 842 is as follows:

Year Ended December 31, 2020
(in thousands)
Cash paid for operating leases included in operating cash flows	$828
Operating lease ROU assets obtained in exchange for new lease liabilities	5,362

Total	$6,190

Weighted-average remaining lease term—operating lease (in years)	8.08
Weighted-average discount rate—operating lease	7.72%

The balance of our operating lease ROU asset and operating lease liability as of December 31, 2020 is summarized below. The current and non-current lease liabilities are reflected in other current liabilities and non-current operating lease liabilities, respectively, on our consolidated balance sheets:

At December 31, 2020
(in thousands)
Operating lease right-of-use asset	$5,911
Accumulated amortization	(178)

Net Operating lease right-of-use assets, net	$5,733

Lease liability, current	$364
Lease liability, non-current	5,138

Total operating lease liability	$5,502

The maturities of lease liabilities are as follows:

At December 31, 2020
(in thousands)
2021	$774
2022	869
2023	894
2024	920
2025	945
Thereafter	3,073

Total undiscounted liabilities	7,475
Less: Interest	1,973

Present value of lease liabilities	$5,502